Commitments and Contingencies (Details)	Sep. 30, 2022 USD ($) m²	Dec. 31, 2021 USD ($) m²	Mar. 13, 2019 USD ($)
Commitments and Contingencies (Details) [Line Items]
Monthly rent	$ 7,900	$ 7,900
Warrant reserve	20,000	20,000
Convertible notes	$ 878,283	$ 3,016,037	$ 570,000
Mckinney [Member]
Commitments and Contingencies (Details) [Line Items]
Area of land (in Square Meters) | m²	12,000	0